Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing the components of our prepaid expenses and other current assets as of December 31, 2022 and 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Prepaid vessel operating expenses - SSM	$5,450	$3,426
Prepaid expense - related party port agent	98	—
Prepaid expense - SCM	84	—
Scorpio MR Pool Limited	14	—
Scorpio Handymax Tanker Pool Limited	3	—
Scorpio LR2 Pool Limited	1	—
Prepaid expenses and other current assets - related parties	5,650	3,426

Prepaid port agent advances	3,086	—
Third party - prepaid vessel operating expenses	2,787	2,610
Prepaid insurance	744	880
Other prepaid expenses	5,892	1,038
	18,159	7,954